Other reserves - Narrative (Details) - GBP (£) £ in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Other reserves	£ 693		£ (468)
Repurchase of treasury shares (in shares)	270		818
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	£ 2,054		£ 3,625
Increase (decrease) in equity	(1,571)	£ (46)
Tax charge (credit)	(3)	(13)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,465)		(1,873)
Increase (decrease) in equity	408	(505)
Tax charge (credit)	157	(194)
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	499	(536)
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	(68)	164
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,210)		(2,930)
Increase (decrease) in equity	1,720	777
Tax charge (credit)	667	281
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	1,662	(824)
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	(707)	(1,831)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(541)		(1,059)
Increase (decrease) in equity	518	(819)
Tax charge (credit)	194	(309)
Gains (losses) on change in value of foreign currency basis spreads, before tax	709	£ (1,131)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	1,855		1,769
Increase (decrease) in equity	67		205
Treasury shares
Disclosure of reserves within equity [line items]
Increase (decrease) in equity	£ 19		£ (1)